SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value adjustment of warrants
Provision for post-employment benefit
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value adjustment of warrants
Provision for post-employment benefit
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Fair value adjustment of warrants	363,932	578,928
Provision for post-employment benefit	$ 268,908	$ 136,936